Concentration of Credit Risk and Trade Accounts Receivable	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Concentration of Credit Risk and Trade Accounts Receivable
Concentration of Credit Risk and Trade Accounts Receivable
Our primary market areas are located in the United States along the Gulf Coast and in the Southeast. We have as concentration of trade receivable balances due from companies engaged in the production, trading, distribution and marketing of natural gas and NGL products. These concentrations of customers may affect our overall credit risk in that the customers may be similarly affected by changes in economic, regulatory or other factors. Our customers’ historical financial and operating information is analyzed prior to extending credit. We manage our exposure to credit risk through credit analysis, credit approvals, credit limits and monitoring procedures, and for certain transactions, we may request letters of credit, prepayments or guarantees. We maintain allowances for potentially uncollectible accounts receivable; however, for the years ended December 31, 2012, 2011 and 2010, no allowances on or write-offs of accounts receivable were recorded.
The following table summarizes the percentage of revenue earned from those customers that exceed 10% or greater of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	For the year ended December 31,
	2012	2011	2010
Customer A	30%	41%	25%
Customer B	14%	18%	30%
Customer C	13%	15%	11%
Other	43%	26%	34%
Total	100%	100%	100%